Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2024
Redeemable Convertible Preferred Stock
Schedule of redeemable convertible preferred stock

	December 31, 2023
		Shares Issued	Aggregate
	Shares	and	Liquidation	Net Carrying
	Authorized	Outstanding	Preference	Value

	(in thousands, except share amounts)
Series Seed redeemable convertible preferred stock	10,500,000	10,500,000	$10,500	$10,480
Series A redeemable convertible preferred stock	7,500,000	7,500,000	30,000	29,972
Series B redeemable convertible preferred stock	40,200,000	40,200,000	201,000	200,711
Series B-1 redeemable convertible preferred stock	9,760,088	9,760,088	39,040	44,310
Series B-2 redeemable convertible preferred stock	18,000,000	16,221,170	81,106	80,969
Series B-2A redeemable convertible preferred stock	3,056,490	1,778,830	8,894	8,928
Total redeemable convertible preferred stock	89,016,578	85,960,088	$370,540	$375,370